Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

13. Related Party Transactions

PrivCo

The Company repurchased, in two separate repurchase transactions each consisting of 100,000 shares of common stock, an aggregate of 200,000 shares owned by PrivCo (an entity controlled by Messrs. Errez and Nisan). In October 2022, the Board unanimously ratified these two repurchase transactions between the Company and PrivCo. The Company repurchased 100,000 shares for a price per share of $55.90 (for total proceeds to PrivCo of $5,590,000) (the “First Repurchase”) and 100,000 shares for a price per share of $8.20 (for total proceeds to PrivCo of $820,000) (the “Second Repurchase”). The First Repurchase was based on the closing price of the common stock on November 24, 2021 and took place over a number of months starting in February 2022 and ending in October 2022. The Second Repurchase was based on the closing price of the common stock on July 29, 2022 and took place in October 2022. The purpose of each of these transactions was to allow the Company to issue shares to new shareholders without increasing the Company’s shares outstanding. As of March 31, 2025 and December 31, 2024, there were 11,733 and 11,733 shares available, respectively, of the 200,000 shares of common stock under the aforementioned transactions.

Family Relationships

The Company employs two of our CEO’s brothers, Dan and Liron Nusinovich, who are paid approximately $260,000 and $131,000 per year, respectively. There are no family relationships between any of other directors or executive officers and any other employees or directors or executive officers.

The Company did not pay any commissions to the related parties mentioned above for the three months ended March 31, 2025 and 2024, respectively.

13. Related Party Transactions

PrivCo

The Company repurchased, in two separate repurchase transactions each consisting of 100,000 shares of common stock, an aggregate of 200,000 shares owned by PrivCo (an entity controlled by Messrs. Errez and Nisan). In October 2022, the Board unanimously ratified these two repurchase transactions between the Company and PrivCo. The Company repurchased 100,000 shares for a price per share of $55.90 (for total proceeds to PrivCo of $5,590,000) (the “First Repurchase”) and 100,000 shares for a price per share of $8.20 (for total proceeds to PrivCo of $820,000) (the “Second Repurchase”). The First Repurchase was based on the closing price of the common stock on November 24, 2021 and took place over a number of months starting in February 2022 and ending in October 2022. The Second Repurchase was based on the closing price of the common stock on July 29, 2022 and took place in October 2022. The purpose of each of these transactions was to allow the Company to issue shares to new shareholders without increasing the Company’s shares outstanding. As of December 31, 2024, and 2023, there were 11,733 and 100,525 shares available, respectively, of the 200,000 shares of common stock under the aforementioned transactions.

Family Relationships

The Company employs two of our CEO’s brothers, Dan and Liron Nusinovich, who are paid approximately $260,000 and $131,000 per year, respectively. There are no family relationships between any of other directors or executive officers and any other employees or directors or executive officers.

The Company did not pay any commissions to the related parties mentioned above for the years ended December 31, 2024, and 2023.